Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

As of December 31, 2024 and 2023, accounts receivable, net consisted of the following.

	2024	2023

Accounts receivable	$1,511,404	$2,279,593
Less: allowance for expected credit losses	(125,643)	$(160,855)
Accounts receivable, net	$1,385,761	$2,118,738
Non-current accounts receivable	$2,227,089	$4,597,214

Schedule of the Allowance for Expected Credit Losses

The following table shows the movements in the allowance for expected credit losses during the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022

Balance at January 1	$160,855	$164,122	$179,475
(Reversal of) Provision for expected credit losses	(31,199)	1,084	(1,087)
Foreign exchange difference	(4,013)	(4,351)	(14,266)
Balance at December 31	$125,643	$160,855	$164,122